Employee Benefits - Schedule of Fair Value of Other Plan Assets (Details) - Other - Pension Plan - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	$ 1,303	$ 1,155	$ 1,256
Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	5	10
Equity investments, Pooled funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	323	281
Derivatives
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets		9
Fixed Income Investments, Pooled Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	907	782
Alternative investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	62	63
Real estate
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	6	10
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	5	10
Quoted Prices in Active Markets for Identical Assets (Level 1) | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	5	10
Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity investments, Pooled funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Derivatives
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets		0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Fixed Income Investments, Pooled Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Alternative investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Real estate
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Other Observable Inputs (Level 2)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	9
Significant Other Observable Inputs (Level 2) | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Other Observable Inputs (Level 2) | Equity investments, Pooled funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Other Observable Inputs (Level 2) | Derivatives
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets		9
Significant Other Observable Inputs (Level 2) | Fixed Income Investments, Pooled Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Other Observable Inputs (Level 2) | Alternative investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Other Observable Inputs (Level 2) | Real estate
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Equity investments, Pooled funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Derivatives
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets		0
Significant Unobservable Inputs (Level 3) | Fixed Income Investments, Pooled Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Alternative investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	0	0
Significant Unobservable Inputs (Level 3) | Real estate
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, plan assets	$ 0	$ 0